Derivatives and Hedge Accounting - Cash flow hedging - Impact of hedging instruments on the statement of profit or loss and other comprehensive income (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Discontinued hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss		€ 0
Derivatives [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	€ (1,028)	(543)
Carrying amount cash flow hedge reserve at the end of the reporting period	1,654	823
Amount reclassified from CFH reserve to profit or loss	(420)	(137)
Cash flow is no longer expected to occur	(1)	(1)
Change in fair value of derivatives	1,326	578
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	47	(19)
Derivatives [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(10)	18
Carrying amount cash flow hedge reserve at the end of the reporting period	(28)	(13)
Amount reclassified from CFH reserve to profit or loss	(517)	(378)
Cash flow is no longer expected to occur	(1)
Change in fair value of derivatives	475	347
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	3	(1)
Derivatives [member] | Cash flow hedges [member] | Interest rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(1,018)	(561)
Carrying amount cash flow hedge reserve at the end of the reporting period	1,682	836
Amount reclassified from CFH reserve to profit or loss	97	242
Cash flow is no longer expected to occur		(1)
Change in fair value of derivatives	851	231
Hedge ineffectiveness recognised in the statement of profit or loss, gain loss	44	(18)
Derivatives [member] | Discontinued hedges [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Carrying amount cash flow hedge reserve at the end of the reporting period	316
Derivatives [member] | Discontinued hedges [member] | Combined interest and FX rate risk [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss	(3)
Derivatives [member] | Discontinued hedges [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Amount reclassified from CFH reserve to profit or loss	(112)	(25)
Cash flow is no longer expected to occur		2
Lending [Member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(22)	53
Carrying amount cash flow hedge reserve at the end of the reporting period	(42)	(60)
Amount reclassified from CFH reserve to profit or loss	(498)	(377)
Lending [Member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(940)	(540)
Carrying amount cash flow hedge reserve at the end of the reporting period	1,395	730
Amount reclassified from CFH reserve to profit or loss	357	280
Cash flow is no longer expected to occur		(2)
Borrowing [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	12	(35)
Carrying amount cash flow hedge reserve at the end of the reporting period	15	47
Amount reclassified from CFH reserve to profit or loss	(12)	(1)
Cash flow is no longer expected to occur	(1)
Borrowing [member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	133	51
Carrying amount cash flow hedge reserve at the end of the reporting period	(198)	5
Amount reclassified from CFH reserve to profit or loss	(201)	(47)
Other hedging instruments [member] | Cash flow hedges [member] | Combined interest and FX rate risk [member] | Cross currency swap [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	1
Carrying amount cash flow hedge reserve at the end of the reporting period	(1)	0
Amount reclassified from CFH reserve to profit or loss	(4)	(1)
Other hedging instruments [member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period	(211)
Carrying amount cash flow hedge reserve at the end of the reporting period	169
Amount reclassified from CFH reserve to profit or loss	€ 53
Other hedging instruments [member] | Cash flow hedges [member] | Interest rate risk [member] | Interest rate swaps [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
Change in fair value used as a basis to determine hedge ineffectiveness for the period		(72)
Carrying amount cash flow hedge reserve at the end of the reporting period		101
Amount reclassified from CFH reserve to profit or loss		€ 34